PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENTS

Property and equipment consists of the following:

	March 31, 2022	December 31, 2021
Computer equipment	$79,379	$72,110
Office equipment and furniture	48,616	36,157
Leasehold Improvements	94,486	89,819
Property and equipment	222,481	198,086
Less: Accumulated depreciation	(75,341)	(67,727)
Property and equipment, net	$147,140	$130,359

Property and equipment consists of the following:

	December 31, 2021	December 31, 2020
Computer equipment	$72,110	$33,774
Office equipment and furniture	36,157	36,573
Leasehold Improvements	89,819	56,631
Property and equipment	198,086	126,978
Less: Accumulated depreciation	(67,727)	(47,815)
Property and equipment, net	$130,359	$79,163